Document and Entity Information	Nov. 09, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2020
Entity Registrant Name	CASEYS GENERAL STORES INC
Entity Incorporation, State or Country Code	IA
Entity File Number	001-34700
Entity Tax Identification Number	42-0935283
Entity Address, Address Line One	One SE Convenience Blvd.
Entity Address, City or Town	ANKENY
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50021
City Area Code	515
Local Phone Number	965-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000726958
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	CASY
Security Exchange Name	NASDAQ